Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 247,605	$ 334,394	$ 527,409	$ 581,291
Other comprehensive loss:
Net change in fair value of derivatives (Note 11), net of tax of $795, $8,348, $12,366 and $13,440, respectively	(5,565)	(58,430)	(86,559)	(94,076)
Total other comprehensive loss	(5,565)	(58,430)	(86,559)	(94,076)
Comprehensive income	242,040	275,964	440,850	487,215
Comprehensive income attributable to non-controlling interest	(1,544)	(2,934)	(4,524)	(15,645)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 240,496	$ 273,030	$ 436,326	$ 471,570